CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Net sales	¥ 709,270		¥ 682,320	¥ 675,988
Operating expenses:
Cost of products sold	572,605		523,729	500,034
Selling, general and administrative expenses	84,760		55,471	55,348
Research and development expenses	34,278		30,050	27,737
Costs and Expenses, Total	691,643		609,250	583,119
Operating income	17,627		73,070	92,869
Other income (expense):
Interest and dividend income	1,831		1,634	1,049
Interest expense	(679)		(299)	(355)
Foreign exchange loss, net	(2,973)		(1,756)	(9,108)
Loss on marketable securities, net	(87)		(202)	(238)
Other, net	(2,292)		(1,591)	(2,251)
Nonoperating Income (Expense), Total	(4,200)		(2,214)	(10,903)
Income from continuing operations before income taxes	13,427		70,856	81,966
Income taxes	(6,568)		(18,801)	(18,309)
Equity in net income of affiliated companies	13		0	6
Income from continuing operations	6,872		52,055	63,663
Loss on discontinued operations			(7,768)	(6,171)
Consolidated net income	6,872		44,287	57,492
Less: Net income attributable to noncontrolling interests	1,126		(3,556)	(5,159)
Net income attributable to Nidec Corporation	7,998		40,731	52,333
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	¥ 59.37		¥ 336.33	¥ 406.10
Loss on discontinued operations attributable to Nidec Corporation			¥ (40.08)	¥ (30.19)
Net income attributable to Nidec Corporation	¥ 59.37	[1],[2]	¥ 296.25	¥ 375.91
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	¥ 55.07		¥ 314.41	¥ 391.96
Loss on discontinued operations attributable to Nidec Corporation			¥ (37.52)	¥ (29.16)
Net income attributable to Nidec Corporation	¥ 55.07	[1]	¥ 276.89	¥ 362.80
Cash dividends paid	¥ 90.00		¥ 90.00	¥ 80.00
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	7,998		46,242	56,536
Loss on discontinued operations attributable to Nidec Corporation			(5,511)	(4,203)
Net income attributable to Nidec Corporation	¥ 7,998		¥ 40,731	¥ 52,333

[1]	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.
[2]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.